AST LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 98.6%
Common Stocks — 95.7%
Aerospace & Defense — 0.7%
Northrop Grumman Corp.	12,127	$5,703,571
Raytheon Technologies Corp.	295,575	24,195,769
		29,899,340
Air Freight & Logistics — 0.6%
United Parcel Service, Inc. (Class B Stock)	160,528	25,931,693
Auto Components — 0.3%
Aptiv PLC*	163,012	12,749,169
Automobiles — 2.6%
Rivian Automotive, Inc. (Class A Stock)*(a)	913,910	30,076,778
Tesla, Inc.*	281,921	74,779,545
		104,856,323
Beverages — 0.8%
Monster Beverage Corp.*	388,804	33,810,396
Biotechnology — 1.1%
Regeneron Pharmaceuticals, Inc.*	4,720	3,251,467
Vertex Pharmaceuticals, Inc.*	147,954	42,838,601
		46,090,068
Building Products — 0.1%
Johnson Controls International PLC	117,662	5,791,324
Capital Markets — 2.7%
Charles Schwab Corp. (The)	223,234	16,043,828
CME Group, Inc.	72,444	12,832,006
Goldman Sachs Group, Inc. (The)	39,044	11,441,844
KKR & Co., Inc.	185,775	7,988,325
MSCI, Inc.	48,779	20,574,494
S&P Global, Inc.	126,859	38,736,396
		107,616,893
Chemicals — 0.8%
Air Products & Chemicals, Inc.	15,328	3,567,285
Sherwin-Williams Co. (The)	141,554	28,983,182
		32,550,467
Communications Equipment — 0.1%
Arista Networks, Inc.*	44,423	5,014,912
Construction Materials — 0.5%
Vulcan Materials Co.	115,707	18,248,151
Consumer Finance — 0.1%
American Express Co.	37,811	5,101,082
Electrical Equipment — 0.8%
AMETEK, Inc.	98,946	11,221,466
Eaton Corp. PLC	173,783	23,175,701
		34,397,167
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	206,257	13,810,969
Energy Equipment & Services — 0.3%
Schlumberger NV	357,305	12,827,249
	Shares	Value
Common Stocks (continued)
Entertainment — 2.1%
Electronic Arts, Inc.	87,708	$10,148,693
Live Nation Entertainment, Inc.*(a)	68,460	5,205,698
Netflix, Inc.*	157,525	37,087,686
ROBLOX Corp. (Class A Stock)*(a)	128,622	4,609,813
Sea Ltd. (Singapore), ADR*(a)	134,858	7,558,791
Spotify Technology SA*	78,948	6,813,212
Take-Two Interactive Software, Inc.*	26,023	2,836,507
Walt Disney Co. (The)*	109,239	10,304,515
		84,564,915
Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	124,936	26,823,759
Equinix, Inc.	35,513	20,201,215
		47,024,974
Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	45,571	21,521,816
Health Care Equipment & Supplies — 5.1%
Abbott Laboratories	284,643	27,542,057
Alcon, Inc. (Switzerland)(a)	357,462	20,797,139
Becton, Dickinson & Co.	78,769	17,552,096
Boston Scientific Corp.*	475,760	18,426,185
Dexcom, Inc.*	278,490	22,429,585
Edwards Lifesciences Corp.*	122,946	10,159,028
Insulet Corp.*	29,711	6,815,703
Intuitive Surgical, Inc.*	206,506	38,707,485
STERIS PLC	27,536	4,578,686
Stryker Corp.	193,636	39,219,035
		206,226,999
Health Care Providers & Services — 4.8%
Cigna Corp.	123,864	34,368,544
Humana, Inc.	25,170	12,212,233
UnitedHealth Group, Inc.	290,505	146,716,645
		193,297,422
Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	6,688	1,102,717
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc. (Class A Stock)*	97,505	10,241,925
Booking Holdings, Inc.*	5,998	9,855,974
Chipotle Mexican Grill, Inc.*	18,701	28,103,115
Hilton Worldwide Holdings, Inc.	96,223	11,606,418
Marriott International, Inc. (Class A Stock)	76,496	10,720,149
McDonald’s Corp.	18,922	4,366,062
		74,893,643
Household Products — 0.3%
Colgate-Palmolive Co.	185,485	13,030,321
Insurance — 0.7%
Aon PLC (Class A Stock)	61,736	16,537,222
Arthur J. Gallagher & Co.	26,219	4,489,217
Marsh & McLennan Cos., Inc.	35,800	5,344,582
		26,371,021
A1

AST LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services — 6.9%
Alphabet, Inc. (Class A Stock)*	1,654,237	$158,227,769
Alphabet, Inc. (Class C Stock)*	498,220	47,903,853
Bumble, Inc. (Class A Stock)*(a)	51,679	1,110,582
IAC, Inc.*(a)	53,810	2,979,998
Match Group, Inc.*	186,078	8,885,224
Meta Platforms, Inc. (Class A Stock)*	399,072	54,146,089
ZoomInfo Technologies, Inc.*	123,139	5,129,971
		278,383,486
Internet & Direct Marketing Retail — 8.2%
Amazon.com, Inc.*	2,757,852	311,637,276
Coupang, Inc. (South Korea)*(a)	331,157	5,520,387
MercadoLibre, Inc. (Brazil)*	15,264	12,635,234
		329,792,897
IT Services — 8.0%
Accenture PLC (Class A Stock)	19,754	5,082,704
Adyen NV (Netherlands), 144A*	9,990	12,459,149
Affirm Holdings, Inc.*(a)	93,229	1,748,976
Block, Inc.*(a)	40,092	2,204,659
Fiserv, Inc.*	294,213	27,529,510
Gartner, Inc.*	15,092	4,175,806
Global Payments, Inc.	137,957	14,906,254
Mastercard, Inc. (Class A Stock)	273,882	77,875,608
MongoDB, Inc.*(a)	22,678	4,502,944
PayPal Holdings, Inc.*	293,319	25,245,966
Shopify, Inc. (Canada) (Class A Stock)*(a)	17,865	481,283
Snowflake, Inc. (Class A Stock)*(a)	75,483	12,829,091
Visa, Inc. (Class A Stock)(a)	762,809	135,513,019
		324,554,969
Leisure Products — 0.1%
Peloton Interactive, Inc. (Class A Stock)*(a)	368,698	2,555,077
Life Sciences Tools & Services — 3.3%
Avantor, Inc.*	350,371	6,867,272
Danaher Corp.	187,897	48,531,916
ICON PLC*	49,025	9,009,814
Thermo Fisher Scientific, Inc.	132,921	67,416,202
		131,825,204
Machinery — 0.3%
Ingersoll Rand, Inc.	240,829	10,418,263
Media — 0.4%
Charter Communications, Inc. (Class A Stock)*(a)	9,121	2,766,856
Trade Desk, Inc. (The) (Class A Stock)*	231,263	13,817,964
		16,584,820
Multiline Retail — 0.6%
Dollar General Corp.	61,292	14,701,499
Dollar Tree, Inc.*	35,843	4,878,232
Target Corp.	31,995	4,747,738
		24,327,469
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 0.3%
EOG Resources, Inc.	45,073	$5,036,006
Hess Corp.	47,718	5,200,785
		10,236,791
Personal Products — 0.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	147,106	31,760,185
Pharmaceuticals — 2.7%
Daiichi Sankyo Co. Ltd. (Japan), ADR(a)	154,640	4,339,198
Eli Lilly & Co.	149,156	48,229,593
Novo Nordisk A/S (Denmark), ADR	116,837	11,640,470
Zoetis, Inc.	298,098	44,204,953
		108,414,214
Professional Services — 1.0%
CoStar Group, Inc.*	158,256	11,022,531
Equifax, Inc.	48,338	8,286,583
TransUnion	86,018	5,117,211
Verisk Analytics, Inc.	103,959	17,728,128
		42,154,453
Road & Rail — 1.1%
Canadian Pacific Railway Ltd. (Canada)(a)	138,223	9,222,239
Old Dominion Freight Line, Inc.	12,370	3,077,285
Uber Technologies, Inc.*	1,172,369	31,067,778
		43,367,302
Semiconductors & Semiconductor Equipment — 4.2%
Advanced Micro Devices, Inc.*	88,123	5,583,473
Applied Materials, Inc.	55,290	4,529,910
ASML Holding NV (Netherlands)	102,956	42,762,775
Broadcom, Inc.	36,623	16,260,978
Intel Corp.	336,137	8,662,251
Lam Research Corp.	23,603	8,638,698
NVIDIA Corp.	693,452	84,178,138
		170,616,223
Software — 18.7%
Adobe, Inc.*	180,527	49,681,030
Atlassian Corp. PLC (Class A Stock)*	215,784	45,441,953
Autodesk, Inc.*	36,890	6,891,052
Black Knight, Inc.*	46,595	3,016,094
Cadence Design Systems, Inc.*	134,348	21,956,494
Crowdstrike Holdings, Inc. (Class A Stock)*	92,594	15,260,417
Fortinet, Inc.*	201,292	9,889,476
HashiCorp, Inc. (Class A Stock)*(a)	33,512	1,078,751
HubSpot, Inc.*	11,149	3,011,568
Intuit, Inc.	160,549	62,183,839
Microsoft Corp.	1,522,971	354,699,945
Palo Alto Networks, Inc.*	230,965	37,829,757
Salesforce, Inc.*	550,170	79,136,453
ServiceNow, Inc.*	66,521	25,118,995
Splunk, Inc.*(a)	174,591	13,129,243
Synopsys, Inc.*	30,395	9,285,976

A2

AST LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Unity Software, Inc.*(a)	124,829	$3,977,052
Workday, Inc. (Class A Stock)*(a)	104,063	15,840,470
		757,428,565
Specialty Retail — 2.2%
Advance Auto Parts, Inc.(a)	102,938	16,093,327
Carvana Co.*(a)	77,465	1,572,540
Home Depot, Inc. (The)	51,342	14,167,311
O’Reilly Automotive, Inc.*	21,385	15,041,140
Ross Stores, Inc.	197,624	16,653,775
TJX Cos., Inc. (The)	201,676	12,528,113
Tractor Supply Co.	80,288	14,923,933
		90,980,139
Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	1,706,426	235,828,073
Textiles, Apparel & Luxury Goods — 1.9%
Lululemon Athletica, Inc.*	74,298	20,770,749
LVMH Moet Hennessy Louis Vuitton SE (France)	42,266	24,918,968
NIKE, Inc. (Class B Stock)	371,452	30,875,090
		76,564,807
Trading Companies & Distributors — 0.7%
W.W. Grainger, Inc.(a)	54,353	26,588,944
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.*	28,735	3,855,375

Total Common Stocks (cost $3,468,675,660)		3,872,966,287
Exchange-Traded Funds — 2.8%
iShares Core S&P 500 ETF	94,974	34,062,425
iShares MSCI USA Value Factor ETF	402,076	32,913,942
SPDR Portfolio S&P 500 Growth ETF	208,568	10,449,257
Vanguard Dividend Appreciation ETF	172,813	23,357,405
Vanguard Russell 1000 Growth ETF	183,839	9,965,912

Total Exchange-Traded Funds (cost $118,781,774)		110,748,941
Preferred Stock — 0.1%
Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)*	55,953	4,524,031
(cost $4,508,336)

Total Long-Term Investments (cost $3,591,965,770)		3,988,239,259
Short-Term Investments — 4.8%
Affiliated Mutual Fund — 3.3%
PGIM Institutional Money Market Fund (cost $131,763,077; includes $131,495,680 of cash collateral for securities on loan)(b)(we)	131,849,183	131,756,889
	Shares	Value

Unaffiliated Funds — 1.5%
Dreyfus Government Cash Management (Institutional Shares)	48,390,059	$48,390,059
Fidelity Investments Money Market Funds - Treasury Only Portfolio (Institutional Shares)	13,946,992	13,946,992

Total Unaffiliated Funds (cost $62,337,051)		62,337,051

Total Short-Term Investments (cost $194,100,128)		194,093,940

TOTAL INVESTMENTS—103.4% (cost $3,786,065,898)		4,182,333,199

Liabilities in excess of other assets — (3.4)%		(135,922,547)

Net Assets — 100.0%		$4,046,410,652

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PRFC	Preference Shares
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $128,693,386; cash collateral of $131,495,680 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3